File Nos. 333-28769, 811-05626
                                                  Filed Under Rule 497(e)



ING VARIABLE ANNUITIES
Golden American Life Insurance Company
Separate Account B of Golden American Life Insurance Company

                              PROSPECTUS SUPPLEMENT
                             Dated December 13, 2001
                    to the Supplement Dated November 6, 2001
                                to the Prospectus
                           Dated November 5, 2001 for
            Deferred Combination Variable and Fixed Annuity Contracts
                issued by Golden American Life Insurance Company
                       ("GoldenSelect Access Prospectus")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

You previously received a Supplement dated November 6, 2001 relating to a change in the way your benefits are affected by allocations to Special Funds. The purpose of this Supplement is to clarify that this change applies to all contract owners in either category Yr-2001 or May-2001. Therefore, the words, "or May-2001" should be inserted wherever the words, "Yr-2001" appear in this Supplement.

Effective November 6, 2001, for contract owners in category Yr-2001, the effect that your allocations to Special Funds have on your benefits will change. To accomplish this, we have added a new minimum "floor" below which your death benefit or living benefit will not fall. This means that we will calculate your benefit as described in the prospectus, but will also calculate a different amount as described below. The greater of the two values will be used to determine the death benefit, in the event of your death, or any applicable living benefit.

DEATH BENEFITS

Standard Death Benefit and Annual Ratchet Enhanced Death Benefit:

No existing subaccounts will be treated as Special Funds for purposes of calculating the floor for these death benefits. Therefore, the floor will be calculated as these benefits are described in the prospectus for Yr-2000 contract owners, except that the maximum age for Annual Ratchet will continue to be 90 for Yr-2001 contract owners. Withdrawals will reduce the floor on a pro-rata basis. Your death benefit will be the greater of the floor and the death benefit determined as described in the prospectus for Yr-2001 contract owners.

7% Solution Enhanced Death Benefit :

The minimum guaranteed death benefit will continue to be calculated as described in your prospectus for Yr-2001 contract owners. The floor will be calculated in


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the same  manner  as the  minimum  guaranteed  death  benefit  described  in the prospectus for Yr-2001 contract owners, except as follows.

If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (pro rata to the contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described in the prospectus, subject to the age limit and the cap described in the prospectus. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit in the prospectus. Your death benefit will be the greater of the floor and the death benefit determined as described in the prospectus for Yr-2001 contract owners.

Max 7 Enhanced Death Benefit

The floor for the Annual Ratchet component and the 7% Solution component will be calculated independently as described above, and the greater of the two amounts will be the floor for the Max 7 Enhanced Death Benefit. Your death benefit will be the greater of the floor and the death benefit determined as described in the prospectus for Yr-2001 contract owners.

LIVING BENEFITS

Minimum Guaranteed Accumulation Benefit (10 year)

No existing subaccounts will be treated as Special Funds for purposes of calculating the floor for this benefit. Therefore, the floor will be calculated as this benefit is described in the prospectus for Yr-2000 contract owners. Withdrawals and certain transfers will reduce the floor on a pro-rata basis. On the Benefit Date, your MGAB will be based on the greater of the floor and the MGAB Base determined as described in the prospectus for Yr-2001 contract owners.

Minimum Guaranteed Accumulation Benefit (20 year)

The MGAB Base will continue to be calculated as described in your prospectus for Yr-2001 contract owners. The floor will be calculated in the same manner as the MGAB Base described in the prospectus for Yr-2001 contract owners, except as follows.

If you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (pro rata to the contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB rate described in the prospectus. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base in the prospectus.

On the Benefit Date, your MGAB will be based on the greater of the floor and the MGAB Base as described in the prospectus for Yr-2001 contract owners.

Minimum Guaranteed Withdrawal Benefit

No existing subaccounts will be treated as Special Funds for purposes of calculating the floor for this benefit. Therefore, the floor will be calculated as this benefit is described in the prospectus for Yr-2000 contract owners. Any rider benefits payable will be based on the greater of the floor and the MGWB Withdrawal Account determined as described in the prospectus for Yr-2001 contract owners.

Minimum Guaranteed Income Benefit

The MGIB Benefit Base will continue to be calculated as described in your prospectus for Yr-2001 contract owners. The floor will be calculated in the same manner as the MGIB Base described in the prospectus for Yr-2001 contract owners, except as follows.

If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (pro rata to the contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB rate described in the prospectus, subject to the age limit and the Maximum described in the prospectus. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in

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Special Funds.  Withdrawals will reduce the floor as described for the MGIB Base in the prospectus.

On the Benefit Date, your MGIB Annuity Income will be based on the greater of the floor and the MGIB Benefit Base as described in the prospectus for Yr-2001 contract owners.


ING VARIABLE ANNUITIES
Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in Delaware.



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